FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a recurring basis as of December 31, 2013 and December 31, 2012 (dollars in thousands):

Investment securities available for sale December 31, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$34,665	$—	$34,665	$—
Mortgage-backed securities – GSE’s	41,065	—	41,065	—
Municipal bonds	8,106	—	8,106	—
Total	$83,836	$—	$83,836	$—

Investment securities available for sale December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$37,154	$—	$37,154	$—
Mortgage-backed securities – GSE’s	35,954	—	35,954	—
Municipal bonds	8,383	—	8,383	—
Total	$81,491	$—	$81,491	$—

Fair Value Measurements, Nonrecurring [Table Text Block]
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a nonrecurring basis as of December 31, 2013 and December 31, 2012 (dollars in thousands):

Asset Category December 31, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,477	$—	$—	$8,477
Foreclosed real estate	2,008	—	—	2,008
Total	$10,485	$—	$—	$10,485

Asset Category December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$5,787	$—	$—	$5,787
Foreclosed real estate	2,833	—	—	2,833
Total	$8,620	$—	$—	$8,620

Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31, 2013 and 2012:

	December 31, 2013
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$20,151	$20,151	$20,151	$—	$—
Interest-earning deposits in other banks	49,690	49,690	49,690	—	—
Federal funds sold	3,028	3,028	3,028	—	—
Investment securities available for sale	83,836	83,836	—	83,836	—
Loans, net	339,446	353,439	—	—	353,439
Accrued interest receivable	1,650	1,650	—	—	1,650
Stock in the FHLB	796	796	—	—	796
Other non-marketable securities	1,055	1,055	—	—	1,055
Financial liabilities:
Deposits	$448,458	$452,529	$—	$452,529	$—
Short-term debt	6,305	6,305	—	6,305	—
Long-term debt	12,372	7,517	—	7,517	—
Accrued interest payable	225	225	—	—	225

	December 31, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$13,498	$13,498	$13,498	$—	$—
Interest-earning deposits in
other banks	97,081	97,081	97,081	—	—
Federal funds sold	3,029	3,029	3,029	—	—
Investment securities available for sale	81,491	81,491	—	81,491	—
Loans, net	359,995	377,591	—	—	377,591
Accrued interest receivable	1,636	1,636	—	—	1,636
Stock in the FHLB	973	973	—	—	973
Other non-marketable securities	1,105	1,105	—	—	1,105
Financial liabilities:
Deposits	$498,559	$507,478	$—	$507,478	$—
Short-term debt	17,848	17,848	—	17,848	—
Long-term debt	12,372	8,451	—	8,451	—
Accrued interest payable	281	281	—	—	281